Reconciliation of operating profit (loss) from segments to consolidated [Table] (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010
Segment operating loss	€ (2,030)	€ (2,497)		€ (3,818)
Financial income (expense), net	(4,594)	1,522		(8,844)
Foreign currency exchange gain (loss), net	(733)	482		884
Other income (expense), net	0	(50)		0
Income tax (expense) benefit	(118)	(395)		(939)
Net income (loss)	€ (7,475)	€ (938)	€ (12,717)	€ (12,717)